FAIR VALUE MEASUREMENTS - Liabilities measured (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition Contingent Purchase Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance			¥ 36,734
Changes in the fair value			(13,905)
Business Acquisition Contingent Purchase Consideration | Payment of cash consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Bonuses settled in cash during 2017			(22,829)
Liability Classified RSU
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		¥ 4,970	11,865
Reclassification to equity		(2,861)	(587)
Reversal			(6,308)
Ending Balance	$ 303	¥ 2,109	¥ 4,970